TAXATION - Components of income tax expense (benefit) (Details) $ in Millions, Rp in Billions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Current		$ 656	Rp 9,432	Rp 11,357	Rp 10,738
Deferred		(4)	(66)	(1,399)	(1,721)
Net Income Tax Expense	Rp 9,366	$ 652	9,366	9,958	9,017
The company
TAXATION
Current			236	586	671
Deferred			(159)	(1,608)	(844)
Subsidiaries
TAXATION
Current			9,196	10,771	10,067
Deferred			Rp 93	Rp 209	Rp (877)